Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Parenthetical) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Digital Wallets
Goodwill [Line Items]
Fair value allocation of goodwill	$ 271,456